Other Payables and Accrued Expenses and Other Non-Current Liabilities - Summary of Other Payables and Accrued Expenses (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current portion:
Other tax payables	¥ 12,797	¥ 7,469
Professional fees	5,623	9,807
Other payable to suppliers	4,208	5,992
Accrued marketing expense -loyalty points	3,175	595
Advances from the insured	3,047	3,593
Government housing Benefit	800	840
Deposits	312	269
Interest payable	206	53
Rental expense payable		637
Others	985	956
Total current portion	¥ 31,153	30,211
Non-Current portion:
Payables for long-term assets		518
Other non-current liabilities total		¥ 518